13F-HR
  			Form 13F Holdings Report Initial Filing

	                            UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/06

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
          New York, NY  10022

13F File Number:  028-06072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Cheif Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     February 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     50

Form13F Information Table Value Total:     244858


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Qualcomm Inc April 40 Call  OPTION              747525903      741     3530     X    SOLE                     3530
Advo Inc                    COMMON              007585102     4469   137085     X    SOLE                   137085
Allied Defense Group Inc    COMMON              019118108     1265    59965     X    SOLE                    59965
Armstrong World Industries  COMMON              04247X102      500    11789     X    SOLE                    11789
Bellsouth                   COMMON              079860102    41968   885957     X    SOLE                   885957
Continental AirlinesCls B   COMMON              210795308     2023    49054     X    SOLE                    49054
Clear Channel Communicatns  COMMON              184502102    17158   482770     X    SOLE                   482770
Comcast Corp-CL A           COMMON              20030N101    35786   845403     X    SOLE                   845403
Courtside Acquisition Corp  COMMON              22274N102     2715   500000     X    SOLE                   500000
Crystal River Capital Inc   COMMON              229393103     1466    57409     X    SOLE                    57409
Crystal River Capital Inc   COMMON              229393202      455    17834     X    SOLE                    17834
Digital Insight Corp        COMMON              25385P106     4744   123254     X    SOLE                   123254
Trump Entertainment Resorts COMMON              89816T103     1563    85683     X    SOLE                    85683
Duke Energy Corp            COMMON              26441C105     1282    38588     X    SOLE                    38588
Elkcorp                     COMMON              287456107    16632   404775     X    SOLE                   404775
Winthrop Realty Trust       COMMON              976391102      796   116158     X    SOLE                   116158
Grubb & Ellis Realty Advisr COMMON              400096103      930   164658     X    SOLE                   164658
WR Grace & Co.              COMMON              38388F108     4339   219117     X    SOLE                   219117
Harrah's Entertainment Inc  COMMON              413619107    29181   352763     X    SOLE                   352763
Kanbay International Inc    COMMON              48369P207     7711   268014     X    SOLE                   268014
Leap Wireless Intl Inc      COMMON              521863308     7917   133124     X    SOLE                   133124
Cheniere Energy Inc         COMMON              16411R208     1204    41711     X    SOLE                    41711
LSI Logic Corp              COMMON              502161102     8657   961943     X    SOLE                   961943
Midwest Air Group Inc       COMMON              597911106      705    61318     X    SOLE                    61318
Portland General Electric   COMMON              736508847       12      443     X    SOLE                      443
Ram Energy Resources Inc    COMMON              75130P109     1239   224830     X    SOLE                   224830
Redback Networks Inc        COMMON              757209507    14074   564297     X    SOLE                   564297
Resource America Inc-CL A   COMMON              761195205     3983   150863     X    SOLE                   150863
Rinker Group Ltd-ADR        COMMON              76687M101      276     3891     X    SOLE                     3891
Rotech Medical Corp         COMMON              778901108       66    20308     X    SOLE                    20308
Resource Capital Corp       COMMON              76120W302     5228   308440     X    SOLE                   308440
Southern Union Co           COMMON              844030106     3325   118969     X    SOLE                   118969
Swift Transportation Co Inc COMMON              870756103     3578   136194     X    SOLE                   136194
Telus Corporation -Non Vote COMMON              87971M202     2210    49478     X    SOLE                    49478
Tanox Inc                   COMMON              87588Q109     5131   257825     X    SOLE                   257825
General Finance Corp        COMMON              369822200     1735   202946     X    SOLE                   202946
Global Logistics Acquisitn  COMMON              379414204     3320   400000     X    SOLE                   400000
General Motors 4.5% 3/06/32 PREFERRED           370442741        6      231     X    SOLE                      231
Advo Inc Jan 25 Put         OPTION              007585102        4      423     X    SOLE                      423
Bausch & Lomb April 50 Put  OPTION              071707103      293     1247     X    SOLE                     1247
Icos Corp Jan 30 Put        OPTION              449295104        0       43     X    SOLE                       43
NYSE Group Inc. Jan 100 Put OPTION              62949W103       32       54     X    SOLE                       54
NYSE Group  March 105 Put   OPTION              62949W103      146      105     X    SOLE                      105
NYSE Group  March 110 Put   OPTION              62949W103     5073     2899     X    SOLE                     2899
NYSE Group March 95 Put     OPTION              62949W103       63       80     X    SOLE                       80
NYSE Group March 100 Put    OPTION              62949W103      118      110     X    SOLE                      110
Swift Transprtn Jan 25 Put  OPTION              870756103        0        2     X    SOLE                        2
Courtside Acquisition Corp  WARRANT             22274N110      350  1000000     X    SOLE                  1000000
Grubb & Ellis Realty Advisr WARRANT             400096111      118   435576     X    SOLE                   435576
Ram Energy Resources Inc    WARRANT             75130P117      271   315000     X    SOLE                   315000